John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1105
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

May 3, 2017

U. S. Securities and Exchange Commission
100 F Street N. E.
Washington, D.C. 20549-0506

Lincoln Life Flexible Premium Variable Life Account G: File No.: 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account M: File No.: 333-111137, 333-118478, 333-118477, 333-139960, 333-146507, 333-181796, 333-191329, 333-200100; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No.: 333-115882, 333-125792, 333-145235, 333-188891, 333-207968; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No.: 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account JF-A:  File No.: 333-144272, 333-144274; 811-4160
Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No.: 333-155333, 333-170383, 333-203099; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No.: 333-141768, 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No.: 333-141769; 811-09257

To the Commission:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

We certify that the form of each prospectus and Statement of Additional Information for those certain variable life policies offered by the Companies through each Separate Account noted above will not differ from the form of prospectus and Statement of Additional Information, as supplemented, contained in the most recently submitted 497 (c) filing filed electronically on April 29, 2017.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel